Debt - Summary of Debt - Senior Secured Credit Facility - Outstanding borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt
2020	$ 9,000
2021	9,000
2022	9,000
2023	9,000
2024	74,000
Thereafter	1,555,000
Total debt outstanding	1,665,000	$ 2,028,993
Less: capitalized debt issuance costs and original issue discount	(27,389)
Total debt outstanding as of December 31, 2019	$ 1,637,611